Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2013
RiverFront Conservative Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT CONSERVATIVE INCOME BUILDER FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and potential for that income to grow over time.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 81 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 81 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period September 4, 2012 (inception) through April 30, 2013, the Fund’s portfolio turnover was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is designed for investors seeking current income and the potential for their income level to grow over time, primarily through investments in fixed-income securities supplemented by dividend-paying stocks. Under normal conditions, the Fund’s portfolio is expected to have between 50% and 80% of its assets invested in various fixed-income securities, including high- and low-grade corporate debt, with the balance of the Fund (typically 20%-50%) invested in a diversified basket of dividend-paying stocks, including small-and mid-cap domestic and foreign securities. The fixed-income securities may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. Under normal conditions, the Fund will generally invest in stock of companies with various market capitalizations but will typically seek to limit its investments in domestic companies within any single market capitalization category to no more than 50% of its total assets in large-cap or mid-cap and no more than 35% in small-cap or micro-cap. The Fund may also invest significantly in exchange-traded funds (ETFs). The Fund’s portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
  Allocation Risk. The performance of the Fund will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform poorly in relation to other asset classes or in relation to the equity markets in general from time to time or for extended periods of time.
  Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
  Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.
  Stock Market Risk. The Fund may invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock markets.
  Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.
  Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.
  Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
  Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.
  Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.
  ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.
  High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are speculative, less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.
  Foreign Issuer and Emerging Markets Risk. The Fund may invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet completed a full year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information will be available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
RiverFront Conservative Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	4.10%
Other Expenses	rr_OtherExpensesOverAssets	4.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.50%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.
1 YEAR	rr_ExpenseExampleYear01	689
3 YEARS	rr_ExpenseExampleYear03	1,760
5 YEARS	rr_ExpenseExampleYear05	2,821
10 YEARS	rr_ExpenseExampleYear10	5,427
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	689
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,760
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,821
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	5,427
RiverFront Conservative Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	4.10%
Other Expenses	rr_OtherExpensesOverAssets	4.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.25%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months.
1 YEAR	rr_ExpenseExampleYear01	323
3 YEARS	rr_ExpenseExampleYear03	1,492
5 YEARS	rr_ExpenseExampleYear05	2,730
10 YEARS	rr_ExpenseExampleYear10	5,697
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	223
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,492
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,730
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	5,697
RiverFront Conservative Income Builder Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	4.10%
Other Expenses	rr_OtherExpensesOverAssets	4.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.25%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 YEAR	rr_ExpenseExampleYear01	122
3 YEARS	rr_ExpenseExampleYear03	1,209
5 YEARS	rr_ExpenseExampleYear05	2,291
10 YEARS	rr_ExpenseExampleYear10	4,972
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	122
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,209
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,291
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 4,972

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.
[2]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement is in effect through August 31, 2014. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.
[3]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months.